Leases (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Leases
Operating lease cost	¥ 30.6
Weighted average remaining lease term	1 year 10 days
Weighted average discount rate	5.70%
Minimum
Leases
Remaining lease terms	1 year
Maximum
Leases
Remaining lease terms	5 years